Other Receivables	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Other Receivables
8.
Other Receivables

Other receivables consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Rebate receivables	$1,117	$871
Federal excise tax receivable	5,414	3,079
Insurance settlement in process	—	298
Income tax receivable	460	—
Other	149	212
	$7,140	$4,460